Roll-Forward of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance as of January 1	$ 1,835	$ 1,070	$ 1,070
Addition for tax positions related to the current period		1,065
Decrease related to settlement with tax authority	(1,064)
Reduction due to lapse of statute of limitations	(771)	(300)
Balance as of December 31		$ 1,835	$ 1,070